Annual Fund Operating Expenses (Vanguard Short-Term Federal Fund Retail)	Vanguard Short-Term Federal Fund Vanguard Short-Term Federal Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard Short-Term Federal Fund Vanguard Short-Term Federal Fund - Admiral Shares 2/1/2014 - 1/31/2015
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.17%	0.08%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.20%	0.10%